Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2030 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	0.03%	[1]
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	6.27%	[1]
Class A
Average Annual Return:
1 Year	(11.80%)
5 Years	(3.63%)
10 Years (or life of class, if less)	(3.62%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(11.98%)
5 Years	(3.92%)
10 Years (or life of class, if less)	(3.90%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(7.43%)
5 Years	(3.15%)
10 Years (or life of class, if less)	(3.14%)
Class B
Average Annual Return:
1 Year	(11.84%)
5 Years	(3.64%)
10 Years (or life of class, if less)	(3.46%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	(8.06%)
5 Years	(3.22%)
10 Years (or life of class, if less)	(3.23%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	(7.51%)
5 Years	(2.68%)
10 Years (or life of class, if less)	(2.67%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	(5.95%)
5 Years	(1.99%)
10 Years (or life of class, if less)	(1.99%)
Inception Date	Dec. 15, 2006

[1]	From 11/30/06.